Capital Stock - Summary of Warrants Outstanding (Details) (10K)				3 Months Ended	12 Months Ended
		Sep. 03, 2014 USD ($)	Sep. 03, 2014 CAD	Jun. 30, 2016 CAD shares	Mar. 31, 2016 CAD shares	Jun. 30, 2016 $ / shares	Jun. 30, 2016 CAD / shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD / shares
Number of warrants				625,000	625,000
Warrants [Member]
Number of warrants				359,700	709,583
Exercisable warrants				34,700	384,583
Weighted average exercise price | CAD / shares							CAD 0.20		CAD 1.06
Grant date fair value equity | CAD				CAD 16,110	CAD 190,198
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD			CAD 1,937,550	CAD 5,741	CAD 247,479
USD [Member] | Warrants [Member]
Fair Value at June 30, 2016 of Vested Warrants - Liability | $		$ 1,500,000
June 6, 2016 [Member]
Number of warrants	[1]				300,383
Exercisable warrants	[1]				300,383
Weighted average exercise price | CAD / shares	[1]								2.24
Grant date fair value equity | CAD	[1]				CAD 170,908
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD	[1]
June 7, 2016 [Member]
Number of warrants	[1]				5,000
Exercisable warrants	[1]				5,000
Weighted average exercise price | CAD / shares	[1]								1.12
Grant date fair value equity | CAD	[1]				CAD 3,180
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD	[1]
June 6, 2017 [Member]
Number of warrants				22,500	22,500
Exercisable warrants				22,500	22,500
Weighted average exercise price | CAD / shares							1.12		1.12
Grant date fair value equity | CAD				CAD 16,110	CAD 16,110
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD
April 1, 2017 [Member]
Number of warrants				325,000	369,500
Exercisable warrants					44,500
Weighted average exercise price | CAD / shares							(0.052)		(0.052)
Grant date fair value equity | CAD
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD					CAD 26,744
April 1, 2017 [Member] | USD [Member]
Weighted average exercise price | $ / shares						$ 0.04		$ 0.04
October 22, 2016 [Member]
Number of warrants				3,350	3,350
Exercisable warrants				3,350	3,350
Weighted average exercise price | CAD / shares							(1.94)		(1.95)
Grant date fair value equity | CAD
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD				CAD 1,997	CAD 60
October 22, 2016 [Member] | USD [Member]
Weighted average exercise price | $ / shares						1.50		1.50
November 30, 2016 [Member]
Number of warrants				8,850	8,850
Exercisable warrants				8,850	8,850
Weighted average exercise price | CAD / shares							CAD (2.58)		CAD (2.59)
Grant date fair value equity | CAD
Fair Value at June 30, 2016 of Vested Warrants - Liability | CAD				CAD 3,744	CAD 675
November 30, 2016 [Member] | USD [Member]
Weighted average exercise price | $ / shares						$ 2.00		$ 2.00

[1]	Expired unexercised subsequent to the year-ended March 31, 2016.